Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 3,243,131	$ 2,461,331
Oil and gas producing properties
Property, Plant and Equipment [Line Items]
Oil and gas producing properties and Midstream property and equipment	2,870,691	2,181,880
Impairment of gas properties	(18,250)	0
Accumulated depreciation	(498,467)	(201,608)
Oil and gas producing properties and Midstream property and equipment, net	2,353,974	1,980,272
Midstream property and equipment
Property, Plant and Equipment [Line Items]
Oil and gas producing properties and Midstream property and equipment	889,776	467,956
Accumulated depreciation	(25,662)	(4,038)
Oil and gas producing properties and Midstream property and equipment, net	864,114	463,918
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	34,425	21,376
Accumulated depreciation	(9,382)	(4,235)
Property, plant and equipment, net	$ 25,043	$ 17,141